Fair Value Measurements Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques (Details) (USD $)		12 Months Ended																																			12 Months Ended
	Mar. 02, 2013	Mar. 01, 2014 Auction Rate Securities	Mar. 01, 2014 Auction Rate Securities Weighted Average Life [Member]	Mar. 01, 2014 Auction Rate Securities Weighted Average Life [Member] Minimum	Mar. 01, 2014 Auction Rate Securities Weighted Average Life [Member] Maximum	Mar. 01, 2014 Auction Rate Securities Weighted Average Life [Member] Weighted Average [Member]	Mar. 01, 2014 Auction Rate Securities Collateral Value [Member]	Mar. 01, 2014 Auction Rate Securities Collateral Value [Member] Minimum	Mar. 01, 2014 Auction Rate Securities Collateral Value [Member] Maximum	Mar. 01, 2014 Auction Rate Securities Collateral Value [Member] Weighted Average [Member]	Mar. 01, 2014 Auction Rate Securities Waterfall Event [Member]	Mar. 01, 2014 Auction Rate Securities Waterfall Event [Member] Minimum	Mar. 01, 2014 Auction Rate Securities Waterfall Event [Member] Maximum	Mar. 01, 2014 Auction Rate Securities Waterfall Event [Member] Weighted Average [Member]	Mar. 01, 2014 Auction Rate Securities Permanent Suspension [Member]	Mar. 01, 2014 Auction Rate Securities Permanent Suspension [Member] Minimum	Mar. 01, 2014 Auction Rate Securities Permanent Suspension [Member] Maximum	Mar. 01, 2014 Auction Rate Securities Permanent Suspension [Member] Weighted Average [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Collateral Value [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Anticipated Monthly Principal And Interest Payments [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Yearly Decrease In Payments [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Securities In Technical Default [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Securities In Technical Default [Member] Minimum	Mar. 01, 2014 Corporate Bonds And Notes [Member] Securities In Technical Default [Member] Maximum	Mar. 01, 2014 Corporate Bonds And Notes [Member] Securities In Technical Default [Member] Weighted Average [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Recovery Rates [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Assumptions [Member]	Mar. 01, 2014 Corporate Bonds And Notes [Member] Assumptions [Member] Minimum	Mar. 01, 2014 Corporate Bonds And Notes [Member] Assumptions [Member] Maximum	Mar. 01, 2014 Corporate Bonds And Notes [Member] Assumptions [Member] Weighted Average [Member]	Mar. 01, 2014 Licenses Volume Ratio [Member] Minimum	Mar. 01, 2014 Licenses Volume Ratio [Member] Maximum	Mar. 01, 2014 Licenses Volume Ratio [Member] Weighted Average [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3	Mar. 01, 2014 Fair Value, Inputs, Level 3 Equipment	Mar. 01, 2014 Fair Value, Inputs, Level 3 Personal Property	Mar. 01, 2014 Fair Value, Inputs, Level 3 Personal Property Effective Age [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Personal Property Useful Life [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Effective Age [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Effective Age [Member] Minimum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Effective Age [Member] Maximum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Effective Age [Member] Weighted Average [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Useful Life [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Useful Life [Member] Minimum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Useful Life [Member] Maximum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Equipment Useful Life [Member] Weighted Average [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Licenses Volume Ratio [Member] Minimum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Licenses Volume Ratio [Member] Maximum	Mar. 01, 2014 Fair Value, Inputs, Level 3 Disposal Group [Member] Licenses Volume Ratio [Member] Weighted Average [Member]	Mar. 01, 2014 Fair Value, Inputs, Level 3 Licenses	Mar. 01, 2014 Fair Value, Inputs, Level 3 Licenses Volume Ratio [Member]	Mar. 01, 2014 Fair Value, Measurements, Recurring	Mar. 02, 2013 Fair Value, Measurements, Recurring	Mar. 02, 2013 Fair Value, Measurements, Recurring Asset-backed securities	Mar. 01, 2014 Fair Value, Measurements, Recurring Corporate notes/bonds	Mar. 02, 2013 Fair Value, Measurements, Recurring Corporate notes/bonds	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Asset-backed securities	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Asset-backed securities Auction Rate Securities	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Corporate notes/bonds	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Corporate notes/bonds	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Corporate notes/bonds Corporate Bonds And Notes [Member]	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Personal Property	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Licenses	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 Personal Property	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 Personal Property	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 Licenses	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 Licenses
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available-for-sale Securities																																																						$ 1,861,000,000	$ 2,394,000,000	$ 102,000,000	$ 4,000,000	$ 218,000,000	$ 40,000,000	$ 41,000,000	$ 0	$ 36,000,000	$ 4,000,000	$ 5,000,000	$ 4,000,000
Fair Value Measurements, Valuation Techniques		Discounted cash flow																	Discounted cash flow
Assets held for sale property, plant and equipment	41,000,000																																		15,000,000	15,000,000
Property, plant and equipment																																																																		1,002,000,000	408,000,000		408,000,000	408,000,000	408,000,000
Fair Value Range Weighted Average Rate								101.00%	133.00%	117.00%		5.00%	10.00%	8.00%		5.00%	10.00%	8.00%		138.00%		10.00%		0.00%	100.00%	13.00%	30.00%		0.00%	44.00%	18.00%	10.00%	33.00%	17.00%															10.00%	33.00%	17.00%
Fair Value Range Weighted Average Life				8 years	19 years	14 years																																				0 years	14 years	3 years		2 years	10 years	5 years
Fair Value Range Weighted Average Amount																					100,000
Fair Value Measurements, Changes in Significant Assumptions			Weighted-average life				Collateral value (as a % of fair value)				Probability of waterfall event				Probability of permanent suspension of auction					Collateral value (as a % of fair value)	Anticipated monthly principal and interest payments	Yearly decrease in payments	Current securities in technical default, by collateral grouping				Average recovery rate of securities in technical default	Additional defaults assumption									Replacement cost of sales comparison	Effective age	Useful life	Discounted cash flow	Effective age				Useful life							Volume ratio	Volume ratio
Effect Of Increase Decrease In Input On Fair Value			(Decrease)/increase				Increase/(decrease)				Increase/(decrease)				(Decrease)/increase					Increase/(decrease)	Increase/(decrease)	(Decrease)/increase	(Decrease)/increase				Increase/(decrease)	(Decrease)/increase
Indefinite-lived intangible assets																																																																				$ 226,000,000				$ 226,000,000	$ 226,000,000